Shareholder Report, Average Annual Return (Details) 197232_Pacer US Small Cap Cash Cows ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	107 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer US Small Cap Cash Cows ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Small Cap Cash Cows ETF NAV
Average Annual Return, Percent	36.54%	4.37%	9.19%
Pacer US Small Cap Cash Cows Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Small Cap Cash Cows Index
Average Annual Return, Percent	36.71%	4.81%	9.54%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	44.41%	5.75%	9.53%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	38.86%	6.15%	9.57%